LOANS - PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2021
Short-Term Debt [Line Items]
SCHEDULE OF LOAN TO PARENT COMPANY
	As of December 31	As of December 31
	2021	2020

Loan to Parent Company	$6,384	$5,819

Line of Credit [Member]
Short-Term Debt [Line Items]
SCHEDULE OF LOAN TO PARENT COMPANY
	As of December 31	As of December 31
	2021	2020

Loan from Parent Company	$2,116	$2,054